UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2004
Check here if Amendment [   ]; Amendment Number:___
This Amendment (Check only one):
[    ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
               New York NY 10017

Form 13F File Number: 028-10731

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all infor-mation contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas F. Flynn
Title:           Treasurer
Phone:         212-476-9261

Signature, Place and Date of Signing:

Thomas F. Flynn    New York NY  November 4, 2004

Report Type (Check only one):
[    ]  13F HOLDINGS REPORT.
[    ]  13F NOTICE.
[    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    -0-
Form 13F Information Table Entry Total:             46
Form 13F Information Table Value Total:        $163,550

List of Other Included Managers: NONE

Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			*1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	1180	873225	SH		SOLE		873225
ABAXIS INC	COMMON STOCK	002567105	866	66570	SH		SOLE		66570
ACCESS PHARMACEUTICALS INC	COMMON STOCK	00431M209	3880	658800	SH		SOLE		658800
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	1574	393500	SH		SOLE		393500
AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	507	37000	SH		SOLE		37000
BEI TECHNOLOGIES INC	COMMON STOCK	05538P104	548	20000	SH		SOLE		20000
BROOKSTONE INC	COMMON STOCK	114537103	9802	518943	SH	 	SOLE		518943
CELADON GROUP INC	COMMON STOCK	150838100	1686	88500	SH		SOLE		88500
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	5276	1729700	SH		SOLE		1729700
DUCKWALL ALCO STORES INC NEW	COMMON STOCK	264142100	810	52300	SH		SOLE		52300
FTI CONSULTING INC	COMMON STOCK	302941109	936	49500	SH		SOLE		49500
FORGENT NETWORKS INC	COMMON STOCK	34629U103	52	35000	SH		SOLE		35000
***FUEL-TECH NV	COMMON STOCK	359523107	4737	966760	SH		SOLE		966760
GP STRATEGIES CORP	COMMON STOCK	36225V104	5167	693500	SH		SOLE		693500
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	4572	693816	SH		SOLE		693816
HYPERCOM CORP	COMMON STOCK	44913M105	8201	1111300	SH		SOLE		1111300
IMERGENT INC	COMMON STOCK	45247Q100	4896	576000	SH		SOLE		576000
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	4352	445850	SH		SOLE		445850
INFOCROSSING INC	COMMON STOCK	45664X109	9135	577623	SH		SOLE		577623
***INFONOW CORPORATION	COMMON STOCK	456664309	428	317300	SH		SOLE		317300
INTER TEL INC	COMMON STOCK	458372109	11491	531500	SH		SOLE		531500
INTERNATIONAL RECTIFIER CORP	COMMON STOCK	460254105	1475	43000	SH		SOLE		43000
JARDEN CORPORATION	COMMON STOCK	471109108	7043	193000	SH		SOLE		193000
LANDEC CORP	COMMON STOCK	514766104	2483	331000	SH		SOLE		331000
LIFETIME HOAN CORP	COMMON STOCK	531926103	4290	288876	SH		SOLE		288876
LIFECELL CORP	COMMON STOCK	531927101	2410	241000	SH		SOLE		241000
LIONBRIDGE TECHNOLOGIES INC	COMMON STOCK	536252109	515	60000	SH		SOLE		60000
***MDC PARTNERS INC	COMMON STOCK	552697104	7462	588500	SH		SOLE		588500
MERITAGE CORPORATION	COMMON STOCK	59001A102	4441	56500	SH		SOLE		56500
MIKOHN GAMING CORP	COMMON STOCK	59862K108	2335	402642	SH		SOLE		402642
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	2956	329960	SH		SOLE		329960
NEWTEK BUSINESS SERVICES INC	COMMON STOCK	652526104	1794	460000	SH		SOLE		460000
PHOTOMEDEX INC	COMMON STOCK	719358103	4734	1914000	SH		SOLE		1914000
PLATO LEARNING INC	COMMON STOCK	72764Y100	1047	118400	SH		SOLE		118400
PRIMUS KNOWLEDGE SOLUTIONS INC	COMMON STOCK	74163Q100	409	349366	SH		SOLE		349366
REWARDS NETWORK INC	COMMON STOCK	761557107	2611	391500	SH		SOLE		391500
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	7253	746191	SH		SOLE		746191
STAR SCIENTIFIC INC	COMMON STOCK	85517P101	1362	230000	SH		SOLE		230000
TEKNOWLEDGE CORP-NEW	COMMON STOCK	878919208	186	100000	SH		SOLE		100000
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	3045	248000	SH		SOLE		248000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	6779	403965	SH		SOLE		403965
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	7464	208500	SH		SOLE		208500
WORLDGATE COMMUNICATIONS INC	COMMON STOCK	98156L307	2358	388134	SH		SOLE		388134
ZHONE TECHNOLOGIES INC NEW	COMMON STOCK	98950P108	171	55800	SH		SOLE		55800
***AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	2065	150700	SH		SOLE		150700
***TEEKAY SHIPPING CORP	COMMON STOCK	Y8564W103	6766	157000	SH		SOLE		157000

			 				No. of Other Managers	0
			163550